Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Trade and other payables [abstract]
Payables to contractors and equipment suppliers	¥ 82,444		¥ 105,674
Payables to telecommunications products suppliers	4,548		5,005
Customer/contractor deposits	5,262		4,869
Repair and maintenance expense payables	5,348		4,795
Bills payable	49		68
Salary and welfare payables	3,711		2,798
Interest payable	709		1,303
Amounts due to services providers/content providers	2,253		1,412
Accrued expenses	14,845		12,583
Others	6,091		4,717
Accounts payables and accrued liabilities	¥ 125,260	$ 19,252	¥ 143,224